Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trade and other current payables [Abstract]
Trade and bills payables	¥ 5,177,123	$ 817,948	¥ 4,672,750
Other payables	366,604	57,921	362,856
Accrued expenses	843,447	133,258	841,942
Accrued staff costs	622,893	98,413	406,261
Dividend payable	39,786	6,286	37,851
Associates and joint ventures	102,111	16,133	91,439
Other related parties	125,411	19,814	120,619
Financial liabilities at amortized cost (Note 36)	7,277,375	1,149,773	6,533,718
Other tax payable	51,387	8,119	42,750
Trade and other payables with liquidity risk (Note 33)	7,328,762	1,157,892	6,576,468
Deferred grants (Note 17)	22,270	3,519	21,939
Deferred income			170,000
Advance from customers	117,117	18,503	76,636
Total trade and other payables (current)	¥ 7,468,149	$ 1,179,914	¥ 6,845,043